Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 162,482
Notice	665,007
Term	595,388
Total deposits	1,422,877	$ 1,421,158
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	31,221
Total deposits	31,221	30,980
Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	162,482
Notice	665,007
Term	376,282
Total deposits	1,203,771	1,198,190
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	16,583
Notice	475,841
Term	136,559
Total deposits	628,983	626,596
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,986
Notice	397
Term	20,080
Total deposits	32,463	31,225
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	133,913
Notice	188,769
Term	219,643
Total deposits	542,325	540,369
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	187,885
Total deposits	187,885	191,988
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	806,201
Canada [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	23,623
Canada [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	733,451
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	331,478
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	20,385
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	381,588
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	49,127
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	55,617	61,581
Canada [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	750,584	712,283
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	539,386
United States [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,667
United States [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	466,209
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	297,505
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	11,222
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	157,482
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	70,510
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,766	76,376
United States [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	466,620	482,247
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	77,290
International [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,931
International [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,111
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	856
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,255
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	68,248
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0	23
International [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 77,290	$ 88,648